Nature of Business and Organization (Details) $ / shares in Units, $ in Millions, $ in Millions			6 Months Ended
	Oct. 17, 2024 USD ($) $ / shares shares	Oct. 17, 2024 SGD ($) shares	Jun. 30, 2026
Nature of Business and Organization [Line Items]
Incorporated date			Sep. 27, 2023
IPO [Member]
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares	187,500	187,500
Price per share | $ / shares	$ 32
Generating gross proceeds | $		$ 6.0
Net proceeds	$ 3.9	$ 5.3